Basis of preparation (Details)	Feb. 20, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Going concern
Cash resources		£ 62,809,000		£ 76,019,000		£ 31,045,000
Borrowings		773,301,000		613,296,000		741,900,000
Completion of minority investment | Sir Jim Ratcliffe, through Trawlers Limited
Going concern
Investment made into club | $	$ 200,000,000
Within 1 year | Completion of minority investment | Sir Jim Ratcliffe, through Trawlers Limited
Going concern
Investment to be made into club | $	$ 100,000,000
Senior secured notes
Going concern
Principal amount / Notional amount | $			$ 425,000,000		$ 425,000,000		$ 425,000,000
Borrowings		331,572,000		332,112,000		350,626,000
Secured term loan facility
Going concern
Principal amount / Notional amount | $			$ 225,000,000		$ 225,000,000		$ 225,000,000
Borrowings		174,937,000		175,223,000		185,028,000
Revolving facilities
Going concern
Undrawn borrowing facilities		40,000,000		200,000,000		100,000,000
Principal amount / Notional amount		300,000,000
Borrowings		260,000,000		£ 100,000,000		£ 200,000,000
Revolving facilities | 4 April 2025
Going concern
Principal amount / Notional amount		150,000,000
Revolving facilities | 25 June 2027
Going concern
Principal amount / Notional amount		£ 150,000,000